BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

	Year ended December 31,
	2010		2011		2012

Numerator:

Net income (loss) attributed to Audiocodes’ shareholders	$12,126		$7,164		$(4,177)

Denominator:

Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,559,759		41,437,927		39,125,129
Effect of dilutive securities:
Employee stock options and ESPP	401,240		497,170		-	*)
Senior convertible notes	-	*)	-	*)	-	*)

Denominator for diluted net earnings per share - adjusted weighted average number of shares	40,960,999		41,935,097		39,125,129

*)	Antidilutive.